Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
REVENUE
Total revenue		$ 86,159		$ 10,683,243		$ 10,977,429		$ 10,978,571		$ 12,258,451
COST OF REVENUE
Total cost of revenue		42,089		8,228,377		8,394,364		9,803,883		9,418,606
GROSS PROFIT		44,070		2,454,866		2,583,065		1,174,688		2,839,845
OPERATING EXPENSES
Sales and Marketing Expenses		63,992		801,374		1,459,792		1,081,567		1,473,719
General and Administrative Expenses		707,883		1,504,654		2,532,860		2,802,132		2,015,215
Research and Development Expenses		688		107,626		107,199		1,030,359		452,608
Total operating expenses		772,563		2,413,654		4,099,851		4,914,058		3,941,542
LOSS FROM OPERATIONS		(728,493)		41,212		(1,516,786)		(3,739,370)		(1,101,697)
Assets impairment loss						(14,698,853)		(6,736,684)		(144,520)
(Loss) Gain on disposal of subsidiary				(29,279)		(28,648)		14,002		26,049
Other (loss) income, net		11,314		(79,191)		138,822		(546,655)		102,582
LOSS BEFORE INCOME TAX		(717,179)		(67,258)		(16,105,465)		(11,008,707)		(1,117,586)
Provision for Income Taxes		371,568		(211,368)		207,240		211,144
NET LOSS		(345,611)		(278,626)		(16,312,705)		(11,219,851)		(1,117,586)
Less: net loss attributable to non-controlling interest		(9,710)		(10,715)		(246,321)		(147,835)		(35,640)
NET LOSS ATTRIBUTABLE TO THE OWNERS’ COMPANY						(16,066,384)		(11,072,016)		(1,081,946)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign Currency Translation Adjustment		43,111		(880,073)		(671,902)		(1,535,600)		402,273
TOTAL COMPREHENSIVE LOSS		$ (302,500)		$ (1,158,699)		$ (16,984,607)		$ (12,755,451)		$ (715,313)
Loss per share - diluted		$ (0.10)		$ (0.01)		$ (6.54)	[1]	$ (10.04)	[1]	$ (0.97)	[1]
Weighted average shares outstanding - diluted		3,152,212	[2]	80,917,493	[2]	2,596,687	[1]	1,269,876	[1]	738,613	[1]
Loss per share - basic	[1]					$ (6.54)		$ (10.04)		$ (0.97)
Weighted average shares outstanding - diluted	[1]					2,596,687		1,269,876		738,613
Product [Member]
REVENUE
Total revenue						$ 2,513,483		$ 2,144,218		$ 12,145,532
COST OF REVENUE
Total cost of revenue						737,158		1,905,037		9,343,477
Service [Member]
REVENUE
Total revenue						8,463,946		8,834,353		112,919
COST OF REVENUE
Total cost of revenue						$ 7,657,206		$ 7,898,846		$ 75,129

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)